INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventories [Line Items]
Total inventories at the lower of cost and net realizable value	$ 151,515	$ 126,814
Cost
Disclosure Of Inventories [Line Items]
Raw materials and supplies	52,058	38,313
Work in progress	30,135	21,195
Finished goods	$ 69,322	$ 67,306